Trade and other payables	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables

	2025	2024
Non-current
Trade payables	—	384
Other payables	700	383
	700	767
Current
Trade payables	226,568	173,157
Advances from customers	21,892	22,609
Amounts due to related parties (Note 32)	705	—
Taxes payable	14,467	9,499
Dividends to be paid	499	703
Payable from acquisition of subsidiary (Note 21)	405,999	—
Other payables	3,030	939
	673,160	206,907
Total trade and other payables	673,860	207,674

The fair values of current trade and other payables approximate their respective carrying amounts due to their short-term nature. The fair values of non-current trade and other payables approximate their carrying amounts, as the impact of discounting is not significant.